Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend its current report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on January 12, 2022 (the “Original Report”), solely to provide the disclosures required by Item 5.01 and Item 5.02 of Form 8-K that were omitted from the Original Report. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Dec. 22, 2021
Entity File Number	333-213608
Entity Registrant Name	SHENGSHI ELEVATOR INTERNATIONAL HOLDING GROUP, INC.
Entity Central Index Key	0001673504
Entity Tax Identification Number	38-3995730
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2106
Entity Address, Address Line Two	Beautiful Group Tower
Entity Address, Address Line Three	77 Connaught Road Central
Entity Address, City or Town	Hong Kong
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	852
Local Phone Number	4620 9298
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false